As filed with the Securities and Exchange Commission on November 24, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006
Bridges Investment Fund

	Shares	Cost	Value
COMMON STOCKS - 86.89%
Banks - 1.38%
First National of Nebraska, Inc.	225	$387,969	$1,102,500
Air Freight & Logistics - 3.49%
Expeditors International Washington, Inc.	14,000	$261,879	$624,120
FedEx Corp.	20,000	1,701,532	2,173,600
		$1,969,411	$2,797,720
Beverages - 2.04%
PepsiCo, Inc.	25,000	$698,139	$1,631,500
Biotechnology - 2.23%
Amgen, Inc. (a)	25,000	$1,222,615	$1,788,250
Capital Markets - 4.58%
The Goldman Sachs Group, Inc.	12,000	$1,181,047	$2,030,040
Legg Mason, Inc.	7,000	706,500	706,020
State Street Corp.	15,000	62,367	936,000
		$1,949,914	$3,672,060
Commercial Banks - 2.26%
Wells Fargo & Co.	50,000	$1,122,293	$1,809,000
Communications Equipment - 3.70%
Cisco Systems, Inc. (a)	50,000	$546,887	$1,150,000
QUALCOMM, Inc.	50,000	1,986,505	1,817,500
		$2,533,392	$2,967,500
Construction Materials - 1.17%
Vulcan Materials Co.	12,000	$1,040,121	$939,000
Consumer Finance - 6.59%
Capital One Financial Corp.	53,500	$1,935,422	$4,208,310
Nelnet, Inc. (a)	35,000	759,531	1,075,900
		$2,694,953	$5,284,210
Diversified Financial Services - 1.24%
Citigroup, Inc.	20,000	$940,437	$993,400
Energy Equipment & Services - 1.86%
Nabors Industries Ltd. (a)	50,000	$1,745,323	$1,487,500
Food & Staples Retailing - 1.54%
Wal-Mart Stores, Inc.	25,000	$1,179,342	$1,233,000
Health Care Equipment & Supplies - 5.77%
Medtronic, Inc.	40,000	$2,078,529	$1,857,600
Stryker Corp.	15,000	620,307	743,850
Zimmer Holdings, Inc. (a)	30,000	2,021,184	2,025,000
		$4,720,020	$4,626,450
Health Care Providers & Services - 4.72%
Express Scripts, Inc. (a)	10,000	$521,574	$754,900
Omnicare, Inc.	40,000	1,460,844	1,723,600
Wellpoint, Inc. (a)	17,000	1,188,129	1,309,850
		$3,170,547	$3,788,350
Hotels Restaurants & Leisure - 2.83%
Carnival Corp.	20,000	$778,740	$940,600
Harrah's Entertainment, Inc.	20,000	656,022	1,328,600
		$1,434,762	$2,269,200
Household Durables - 1.94%
DR Horton, Inc.	65,000	$982,877	$1,556,750
Insurance - 3.20%
American International Group, Inc.	22,000	$1,304,817	$1,457,720
Berkshire Hathaway, Inc. (a)	350	492,609	1,110,900
		$1,794,426	$2,568,620
Internet & Catalog Retail - 0.88%
eBay, Inc. (a)	25,000	$418,062	$709,000
IT Services - 3.27%
First Data Corp.	40,000	$1,488,450	$1,680,000
Fiserv, Inc. (a)	20,000	664,527	941,800
		$2,152,977	$2,621,800
Machinery - 0.78%
Illinois Tool Works, Inc.	14,000	$694,668	$628,600
Media - 2.00%
Comcast Corp. (a)	20,000	$601,925	$736,200
The McGraw-Hill Companies, Inc.	15,000	664,690	870,450
		$1,266,615	$1,606,650
Multiline Retail - 1.72%
Target Corp.	25,000	$587,011	$1,381,250
Oil & Gas - 7.24%
Anadarko Petroleum Corp.	40,000	$1,349,605	$1,753,200
Apache Corp.	15,000	956,067	948,000
Chesapeake Energy Corp.	40,000	1,261,878	1,159,200
ChevronTexaco Corp.	30,000	889,181	1,945,800
		$4,456,731	$5,806,200
Oil, Gas & Consumable Fuels - 1.23%
BP PLC ADR - ADR	15,000	$368,832	$983,700
Pharmaceuticals - 4.90%
Allergan, Inc.	10,000	$782,197	$1,126,100
Johnson & Johnson	30,000	1,197,391	1,948,200
Teva Pharmaceutical Industries, Ltd. - ADR	25,000	667,699	852,250
		$2,647,287	$3,926,550
Software - 1.84%
Fair Isaac Corp.	18,000	$234,627	$658,260
Microsoft Corp.	30,000	266,000	819,900
		$500,627	$1,478,160
Specialty Retail - 8.19%
Best Buy Co, Inc.	50,000	$1,131,576	$2,678,000
Home Depot, Inc.	45,000	1,266,175	1,632,150
Lowe's Cos, Inc.	45,000	1,263,491	1,262,700
O'Reilly Automotive, Inc. (a)	30,000	739,254	996,300
		$4,400,496	$6,569,150
Tobacco - 4.30%
Altria Group, Inc.	45,000	$1,948,823	$3,444,750
TOTAL COMMON STOCKS (Cost $49,031,670)		$49,031,670	$69,670,820
PREFERRED STOCKS - 0.63%
Real Estate - 0.32%
Equity Office Properties Trust	10,000	$272,179	$254,000
Real Estate Investment Trusts (REITs) - 0.31%
Harris Preferred Capital Corp.	10,000	$250,000	$251,100
TOTAL PREFERRED STOCKS (Cost $522,179)		$522,179	$505,100

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 4.01%
Diversified Financial Services - 0.34%
MBNA Corporation Senior Note
7.500%, 03/15/2012	$250,000	$261,493	$276,253
Consumer Finance - 0.43%
Ford Motor Credit Co.
7.875%, 06/15/2010	350,000	$342,183	$340,857
Diversified Telecommunication Services - 0.45%
Level 3 Communications, Inc.
11.500%, 03/01/2010	350,000	$296,164	$359,625
Electric Utilities - 0.36%
Duke Capital Corp.
8.000%, 10/01/2019	250,000	$274,016	$290,463
Food Products - 0.32%
Kraft Foods, Inc.
6.250%, 06/01/2012	250,000	$259,648	$260,016
Health Care Providers & Services - 0.33%
Cardinal Health, Inc.
6.750%, 02/15/2011	250,000	$256,048	$261,464
Hotels Restaurants & Leisure - 0.33%
Marriott International, Inc.
7.875%, 09/15/2009	250,000	$250,030	$266,420
Multi Utilities - 0.26%
MidAmerican Energy Holdings Co.
7.630%, 10/15/2007	200,000	$200,000	$204,268
Multiline Retail - 0.53%
Dillard Department Stores, Inc.
7.850%, 10/01/2012	150,000	$150,648	$154,875
JCPenney Co., Inc.
7.400%, 04/01/2037	250,000	$263,411	$270,891
		$414,059	$425,766
Semiconductor & Semiconductor Equipment - 0.34%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$255,259	$271,970
Tobacco - 0.32%
R.J. Reynolds Holdings, Inc.
7.250%, 06/01/2012	250,000	$257,330	$257,148
TOTAL CORPORATE BONDS (Cost $3,066,230)		$3,066,230	$3,214,250
U.S. TREASURY OBLIGATIONS - 0.46%
United States Treasury Note/Bond - 0.46%
0.075%, 11/15/2016	300,000	$305,646	$367,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $305,646)		$305,646	$367,500
SHORT TERM INVESTMENTS - 8.05%
Prudential Funding Corp 5.20%
0.000%, 10/03/2006	$3,000,000	$2,999,158	$2,999,158
Sht Trm Ppr Citigroup 5.24%
0.000%, 10/06/2006	3,000,000	$2,997,878	$2,997,878
		$5,997,036	$5,997,036
Variable Rate Demand Notes - 0.57%
SEI Daily Income Trust Treasury Fund
4.500%	458,995	$458,995	458,995
TOTAL SHORT TERM INVESTMENTS (Cost $6,456,031)		$6,456,031	$6,456,031
Total Investments (Cost $59,381,756) - 100.04%			$80,213,701
Liabilities in Excess of Other Assets - (0.04)%			-31,679
TOTAL NET ASSETS - 100.00%			$80,182,022

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at Sepember 30, 2006, was as follows*:

Cost of investments	$59,381,756
Gross unrealized appreciation	22,517,194
Gross unrealized depreciation	(1,685,249)
Net unrealized appreciation	$20,831,945

 *Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridges Investment Fund, Inc.

By (Signature and Title) /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date 11/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer
Date 11/22/06

By (Signature and Title)* /s/ Brian Kirkpatrick
Brian Kirkpatrick, Executive Vice President

Date 11/22/06

By (Signature and Title)* /s/ Nancy K. Dodge
Nancy K. Dodge, Chief Compliance Officer

Date 11/22/06

* Print the name and title of each signing officer under his or her signature